Fully Benefit-Responsive Investment Contract (Details)	Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, fully benefit-responsive investment contract, credit rate threshold	0.00%